Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' equity [Abstract]
Details of Other Components of Equity
Details of other components of equity as of December 31, 2024 and 2023, are as follows:

	Legal reserve	Actuarial gain and losses	Additional paid-in capital	Translation result	Revaluation surplus		Total
Balance as of December 31, 2022	$216,948	$(70,733)	$77,106	$(247,668)	$753,439		$729,092
Defined benefit plan	-	8,453	-	-	-		8,453
Reclassification from disposal of properties and depreciation	-	-	-	-	(41,797)	(a)	(41,797)
Total before taxes	-	8,453	-	-	(41,797)		(33,344)

Tax expense	-	(2,536)	-	-	12,639		10,103
Total net of taxes	-	5,917	-	-	(29,158)		(23,241)
Balance as of December 31, 2023	$216,948	$(64,816)	$77,106	$(247,668)	$724,281		$705,851

Defined benefit plan	-	4,551	-	-	-		4,551
Revaluation surplus	-	-	-	-	22,974		22,974
Reclassification from disposal of properties and depreciation	-	-	-	-	(28,030)	(a)	(28,030)
Total before taxes	-	4,551	-	-	(5,056)		(505)

Tax expense	-	(1,365)	-	-	(6,892)		(8,257)
Total net of taxes	-	3,186	-	-	(11,948)		(8,762)
Balance as of December 31, 2024	$216,948	$(61,630)	$77,106	$(247,668)	$712,333		$697,089

(a)	It corresponds to the reclassification of the revaluation surplus to accumulated results from the sale of properties, as well as the depreciation for the period of revaluation of properties.